Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2025
Available-for-sale securities:
Fixed maturities:
U.S. government	$43,114	$541	$(357)	$0	$43,298	44.5%
State and local government	3,342	19	(58)	0	3,303	3.4
Foreign government	17	0	0	0	17	0
Corporate and other debt	19,773	273	(68)	13	19,991	20.5
Residential mortgage-backed	3,152	28	(6)	1	3,175	3.3
Commercial mortgage-backed	6,194	12	(233)	0	5,973	6.1
Other asset-backed	7,112	28	(31)	0	7,109	7.3
Total fixed maturities	82,704	901	(753)	14	82,866	85.1
Short-term investments	10,005	0	0	0	10,005	10.3
Total available-for-sale securities	92,709	901	(753)	14	92,871	95.4
Equity securities:
Nonredeemable preferred stocks	419	0	0	(15)	404	0.4
Common equities	819	0	0	3,279	4,098	4.2
Total equity securities	1,238	0	0	3,264	4,502	4.6
Total portfolio[1]	$93,947	$901	$(753)	$3,278	$97,373	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2024
Available-for-sale securities:
Fixed maturities:
U.S. government	$47,103	$36	$(1,151)	$0	$45,988	57.3%
State and local government	2,893	2	(117)	0	2,778	3.5
Foreign government	16	0	0	0	16	0
Corporate and other debt	14,111	65	(215)	(7)	13,954	17.4
Residential mortgage-backed	1,600	9	(11)	3	1,601	2.0
Commercial mortgage-backed	4,721	7	(376)	0	4,352	5.4
Other asset-backed	6,682	26	(65)	0	6,643	8.3
Total fixed maturities	77,126	145	(1,935)	(4)	75,332	93.9
Short-term investments	615	0	0	0	615	0.7
Total available-for-sale securities	77,741	145	(1,935)	(4)	75,947	94.6
Equity securities:
Nonredeemable preferred stocks	756	0	0	(28)	728	0.9
Common equities	745	0	0	2,830	3,575	4.5
Total equity securities	1,501	0	0	2,802	4,303	5.4
Total portfolio[1]	$79,242	$145	$(1,935)	$2,798	$80,250	100.0%
1 At December 31, 2025 and 2024, we had $200 million and $125 million, respectively, of net unsettled security transactions included in accounts payable, accrued expenses, and other liabilities on our consolidated balance sheets.
The total fair value of the portfolio at December 31, 2025 and 2024, included $13.0 billion and $6.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions. A portion of these investments were sold and proceeds used to pay our common share dividends in January 2026 and 2025; see Note 14 – Dividends for additional information.

Hybrid Securities	Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments.
These securities are reported at fair value at December 31:

(millions)	2025	2024
Fixed Maturities:
Corporate and other debt	$733	$608
Residential mortgage-backed	792	479
Other asset-backed	0	1
Total hybrid securities	$1,525	$1,088

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2025, was:

(millions)	Cost	Fair Value
Less than one year	$9,705	$9,706
One to five years	37,985	37,958
Five to ten years	34,744	34,929
Ten years or greater	270	273
Total	$82,704	$82,866

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2025
U.S. government	62	$17,402	$(357)	8	$11,327	$(54)	54	$6,075	$(303)
State and local government	252	1,589	(58)	60	318	(1)	192	1,271	(57)
Corporate and other debt	141	3,821	(68)	36	1,177	(5)	105	2,644	(63)
Residential mortgage-backed	30	293	(6)	12	233	(1)	18	60	(5)
Commercial mortgage-backed	147	3,551	(233)	34	1,210	(3)	113	2,341	(230)
Other asset-backed	64	1,924	(31)	32	1,148	(3)	32	776	(28)
Total fixed maturities	696	$28,580	$(753)	182	$15,413	$(67)	514	$13,167	$(686)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2024
U.S. government	113	$38,782	$(1,151)	39	$30,257	$(418)	74	$8,525	$(733)
State and local government	379	2,339	(117)	127	783	(6)	252	1,556	(111)
Corporate and other debt	304	7,034	(215)	122	2,935	(33)	182	4,099	(182)
Residential mortgage-backed	40	428	(11)	12	377	(4)	28	51	(7)
Commercial mortgage-backed	153	3,294	(376)	8	264	(16)	145	3,030	(360)
Other asset-backed	84	1,907	(65)	34	912	(8)	50	995	(57)
Total fixed maturities	1,073	$53,784	$(1,935)	342	$35,528	$(485)	731	$18,256	$(1,450)

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2025	2024	2023
Gross realized gains on security sales
Available-for-sale securities:
U.S. government	$310	$64	$12
Corporate and other debt	16	13	1
Residential mortgage-backed	1	1	1
Commercial mortgage-backed	0	1	0
Total available-for-sale securities	327	79	14
Equity securities:
Nonredeemable preferred stocks	3	0	0
Common equities	104	33	381
Total equity securities	107	33	381
Subtotal gross realized gains on security sales	434	112	395
Gross realized losses on security sales
Available-for-sale securities:
U.S. government	(145)	(443)	(64)
State and local government	(2)	(1)	0
Corporate and other debt	(12)	(54)	(86)
Commercial mortgage-backed	(11)	(22)	(107)
Other asset-backed	0	0	(6)
Total available-for-sale securities	(170)	(520)	(263)
Equity securities:
Nonredeemable preferred stocks	(6)	(18)	(118)
Common equities	(10)	(24)	(22)
Total equity securities	(16)	(42)	(140)
Subtotal gross realized losses on security sales	(186)	(562)	(403)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government	165	(379)	(52)
State and local government	(2)	(1)	0
Corporate and other debt	4	(41)	(85)
Residential mortgage-backed	1	1	1
Commercial mortgage-backed	(11)	(21)	(107)
Other asset-backed	0	0	(6)
Total available-for-sale securities	157	(441)	(249)
Equity securities:
Nonredeemable preferred stocks	(3)	(18)	(118)
Common equities	94	9	359
Total equity securities	91	(9)	241
Subtotal net realized gains (losses) on security sales	248	(450)	(8)
Other assets
Gain	0	36	22
Net holding period gains (losses)
Hybrid securities	18	25	45
Equity securities	462	654	303
Subtotal net holding period gains (losses)	480	679	348
Impairment losses
Fixed-maturity securities	(1)	(1)	0
Other assets	0	0	(9)
Subtotal impairment losses	(1)	(1)	(9)
Total net realized gains (losses) on securities	$727	$264	$353

Components of Equity Realized Gains (Losses)	December 31:

(millions)	2025	2024	2023
Total net gains (losses) recognized during the period on equity securities	$553	$645	$544
Less: Net gains (losses) recognized on equity securities sold during the period	91	(9)	241
Net holding period gains (losses) recognized during the period on equity securities held at period end	$462	$654	$303

Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2025	2024	2023
Available-for-sale securities:
Fixed maturities:
U.S. government	$1,790	$1,489	$864
State and local government	89	61	48
Corporate and other debt	818	572	376
Residential mortgage-backed	137	47	29
Commercial mortgage-backed	246	195	196
Other asset-backed	326	332	193
Total fixed maturities	3,406	2,696	1,706
Short-term investments	103	53	92
Total available-for-sale securities	3,509	2,749	1,798
Equity securities:
Nonredeemable preferred stocks	23	39	51
Common equities	51	44	43
Total equity securities	74	83	94
Investment income	3,583	2,832	1,892
Investment expenses	(34)	(29)	(26)
Net investment income	$3,549	$2,803	$1,866